Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

20. Commitments and Contingencies

From time to time, the Company is involved in various legal actions related to its business, some of which are class actions lawsuits. Management does not believe, based on currently available information, that contingencies related to any pending or threatened legal matter will have a material adverse effect on the Company’s financial statements, although a contingency could be material to the Company’s results of operations or cash flows for a particular period depending on the results of operations and cash flows for such period. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.

On February 7, 2020, a purported class action complaint was filed by a purported holder of the Company’s warrants, in the Court of Chancery of the State of Delaware against the Company and MUDS. The complaint sought a declaratory judgment that the Recapitalization Transaction constitutes a “Fundamental Change” under the terms of the Seller Warrant Agreement and thereby requiring that Seller Warrants be assumed by MUDS as part of the Recapitalization Transaction, in addition to asserting claims for (1) breach or anticipatory breach of contract against Seller; (2) breach or anticipatory breach of the implied covenant of good faith and fair dealing against Seller; and (3) tortious interference with contractual relations against MUDS. The complaint sought unspecified money damages and also seeks an injunction enjoining the Company and MUDS from consummating the Recapitalization Transaction. On February 26, 2020, MUDS and Seller entered into an amendment to the Purchase Agreement whereby the Company’s liabilities and obligations under the Seller Warrant Agreement were included as a Parent Assumed Liability under the Purchase Agreement. On March 27, 2020, MUDS and Seller filed motions to dismiss the complaint. On May 15, 2020, a hearing was held and the complaint was dismissed. On May 21, 2020, Plaintiff filed a motion to alter or amend the Court’s order in order to retain jurisdiction in order to file application for a mootness fee, to which MUDS and Seller, while disputing factual assertions and characterizations, did not oppose. On June 30, 2020, the motion was granted and the Court retained jurisdiction over the action to hear any mootness fee application.

Financial commitments not recorded in the financial statements

As of June 30, 2020 and December 31, 2019, Seller’s off-balance sheet arrangements consisted of operating lease agreements, a net profit royalty arrangement, and a future purchase obligation for consignment inventory.

Operating Leases

During the first quarter of 2020, the Company signed a lease for mining equipment. The one-year operating lease for mobile mining equipment is used to supplement the Company’s own fleet. The lease term began during the second quarter of 2020 as all equipment was placed into service and has less than a year remaining as of June 30, 2020. The total remaining minimum lease payments was approximately $10.1 million as of June 30, 2020.

The Company also holds an operating lease for the Company’s office space in Denver, Colorado. Rent expense for this office space is $0.1 million annually and expires in January 2022. The total remaining lease payments were $0.2 million as of June 30, 2020.

As the Company has elected to take advantage of the extended transition period for complying with new or revised accounting standards, the liability for the Company’s operating leases will not be considered on the balance sheets until the new lease accounting rules apply to publicly traded emerging growth companies in accordance with the JOBS Act, or we no longer qualify as an emerging growth company.

Net profit royalty

A portion of the Hycroft Mine is subject to a mining lease that requires a 4% net profit royalty be paid to the owner of certain patented and unpatented mining claims. The mining lease also requires an annual advance payment of $120,000 every year mining occurs on the leased claims. All advance annual payments are credited against the future payments due under the 4% net profit royalty. The total payments due under the mining lease are capped at $7.6 million, of which the Company has paid $2.6 million through June 30, 2020, which is included in Prepaids and other in the condensed consolidated balance sheets. See Note 5 - Prepaids and Other for additional detail.

Consignment Inventory

During the first quarter of 2020, Hycroft entered into an agreement with a spare parts supplier that requires the supplier to maintain a specified inventory of replacement parts and components that are exclusively for purchase by Hycroft. Pursuant to the agreement, the Company is required to purchase all of the un-replenished consignment stock inventory, totaling $2.5 million, over the two-year life of the Inventory Consignment agreement. As of June 30, 2020, the Company had prepaid $0.9 million towards the un-replenished consignment stock inventory, which is included in Prepaids and other in the condensed consolidated balance sheets. See Note 2 - Summary of Significant Accounting Policies and Note 5 - Prepaids and Other for additional detail.

19.  Commitments and Contingencies

From time to time, the Company is involved in various legal actions related to its business, some of which are class actions lawsuits. Management does not believe, based on currently available information,that contingencies related to any pending or threatened legal matter will have a material adverse effect on the Company’s Consolidated Financial Statements, although a contingency could be material to the Company’s results of operations or cash flows for a particular period depending on the results of operations and cash flows for such period. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.

Financial commitments not recorded in the Consolidated Financial Statements

Net profit royalty

A portion of the Hycroft Mine is subject to a mining lease that requires a 4% net profit royalty be paid to the owner of certain patented and unpatented mining claims. The mining lease also requires an annual advance payment of $120,000 every year mining occurs on the leased claims. All advance annual payments are credited against the future payments due under the 4% net profit royalty. The total payments due under the mining lease are capped at $7.6 million, of which the Company has paid $2.5 million through December 31,2019.

Transaction bonus plan

The Company has entered into a bonus plan whereby, upon the consummation of a sale transaction or certain other transformative transactions as defined in the plan, the Company will be obligated to pay certain senior level employees a total of $5.8 million to $7.3 million, depending on the value of the transaction.